Common shares - Schedule of Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Shares
Beginning balance (in shares)	74,060,628	74,048,962	74,048,962
Vesting of restricted stock units (in shares)	4,767	11,666
Cancelled Shares (in shares)	(5,252,263)
Ending balance (in shares)	68,813,132	74,060,628	68,813,132	74,048,962
Par value each
Beginning balance (in usd per share)	$ 0.01	$ 0.01	$ 0.01
Vesting of restricted stock units (in usd per share)	0.01	0.01
Cancelled Shares (in usd per share)	0.01
Ending balance (in usd per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
$ thousands
Beginning balance	$ 741	$ 740	$ 740
Vesting of restricted stock units	0	1
Cancelled Shares	(53)
Ending balance	$ 688	$ 741	$ 688	$ 740
Stock repurchased and retired (in shares)			186,216	343,619